Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 24, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	EBANG INTERNATIONAL HOLDINGS INC.
Entity Central Index Key	0001799290
Entity File Number	001-39337
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	600 East John Carpenter Freeway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Irving
Entity Address, Country	US
Entity Address, Postal Zip Code	75062
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value HK$0.03 per share
Trading Symbol	EBON
Security Exchange Name	NASDAQ
Class A ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		4,989,746.22
Class B ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		1,554,192
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dong Hu
Contact Personnel Email Address	ir@ebang.com
Entity Address, Address Line One	600 East John Carpenter Freeway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Irving
Entity Address, Country	US
Entity Address, Postal Zip Code	75062
Entity Phone Fax Numbers [Line Items]
City Area Code	1 (972)
Local Phone Number	689-1452